Income Taxes (Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 0	$ 0	$ 0
State	810	100	1,200
Total current income tax expense	810	100	1,200
Deferred:
Federal	114	(5,530)	1,862
State	574	1,471	280
Total deferred income tax expense (benefit)	688	(4,059)	2,142
Income tax expense (benefit)	$ 1,498	$ (3,959)	$ 3,342